Supplemental Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Supplemental Financial Information
Schedule of the components of other income (expense)

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2013	2012	2013	2012
Investment (losses) and gains	$—	$(8.1)	$2.3	$(7.8)
Derivative financial instruments losses	(25.5)	(43.0)	(11.3)	(86.8)
Divestitures, net	2.3	—	2.3	—
Non-operating foreign currency (losses) and gains	(13.0)	(0.9)	(14.2)	11.8
Other income (expense)	$(36.2)	$(52.0)	$(20.9)	$(82.8)

	Year ended December 31,
(in millions)	2012	2011	2010
Investment (losses) and gains	$(7.7)	$—	$2.5
Derivative financial instruments (losses) and gains	(91.4)	58.2	(58.3)
Divestitures, net	—	57.4	18.7
Non-operating foreign currency gains	4.8	5.3	21.2
Other	—	3.2	—
Other income (expense)	$(94.3)	$124.1	$(15.9)

Schedule of supplemental balance sheet information

	As of December 31,
(in millions)	2012	2011
Current assets:
Accounts receivable:
Customers	$1,713.8	$1,682.8
Due from unconsolidated merchant alliances	37.0	36.8
Leasing receivables	99.8	93.1
Interest and other receivables	30.4	54.0
	1,881.0	1,866.7
Less allowance for doubtful accounts-other receivables	(29.9)	(14.2)
Less allowance for doubtful accounts-leasing receivables	(3.4)	(3.9)
	$1,847.7	$1,848.6

Other current assets:
Prepaid expenses	$92.0	$113.5
Inventory	72.2	89.3
Deferred and other income tax assets	78.3	120.1
Derivative financial instruments	11.1	—
	$253.6	$322.9

	As of December 31,
(in millions)	2012	2011
Property and equipment:
Land	$88.6	$95.8
Buildings	319.4	322.2
Leasehold improvements	51.9	56.1
Equipment and furniture	1,103.4	1,026.2
Equipment under capital lease	316.8	278.5
	1,880.1	1,778.8
Less accumulated depreciation	(1,024.3)	(842.9)
	$855.8	$935.9

Other long-term assets:
Accounts receivable, net of allowance for doubtful accounts of $2.1(2012)	$180.7	$160.3
Leasing Receivables, net of allowance for doubtful accounts of $10.6 (2012) and $10.3 (2011)	277.7	257.6
Investments	13.9	24.2
Regulatory and escrowed cash	5.1	13.9
Derivative financial instruments	89.8	76.3
Deferred financing costs, net of amortization	218.2	269.8
Deferred income tax assets	10.4	10.5
Pension assets	—	13.7
Other	29.2	17.8
	$825.0	$844.1

Other current liabilities:
Accrued interest expense	$496.0	$439.5
Other accrued expenses	554.8	537.5
Compensation and benefit liabilities	307.2	284.6
Derivative financial instruments	0.3	156.7
Due to unconsolidated merchant alliances	8.7	6.9
Other	233.6	217.9
	$1,600.6	$1,643.1

Other long-term liabilities:
Pension obligations	$103.3	$91.1
Derivative financial instruments	171.8	39.7
Income taxes payable	353.0	475.6
Other	193.8	157.2
	$821.9	$763.6

Summary of supplemental cash flow information

	Year ended December 31,
(in millions)	2012	2011	2010
Income tax payments, net of refunds received	$70.1	$67.2	$100.5
Interest paid	$1,793.9	$1,458.2	$1,494.9
Distributions received from equity method investments	$244.5	$194.8	$194.1